Pension and other post-retirement benefits - percentages of the total fair value of assets (Details) - Pension plans [member] - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets	[1]	100.00%	100.00%
Description of the refundable tax account held by CRA		equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan
Related Parties [member]
Disclosure of benefit plans [line items]
Defined benefit plan assets		$ 0	$ 0
Canadian Equity Securities [member]
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets		9.00%	8.00%
Global Equity Securities [member]
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets		21.00%	16.00%
Canadian Fixed Income [member]
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets		29.00%	27.00%
Other [member]
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets	[2]	41.00%	49.00%

[1]	The defined benefit plan assets contain no material amounts of related p arty assets at December 31, 2018 and 2017 respectively.
[2]

Relates to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan .